FINANCIAL EXPENSES (INCOME), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Foreign currency transactions and other	$ 133	$ (22)	$ 38
Interest Income	1,354	0	0
Bank commissions	(20)	(22)	(25)
Financial (expenses) income, net	$ 1,467		$ 13